Sentinel Government Securities Fund | Sentinel Government Securities Fund
Sentinel Government Securities Fund
Investment Objective
The Fund seeks high current income while seeking to control risk.
Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in shares of the Sentinel Funds that include Class A shares. More information about these and other discounts is available from your financial professional and in the section entitled “Share Classes” on page 98 of the Fund’s prospectus and “How to Purchase Shares and Reduce Sales Charges” on page 52 of the Fund’s statement of additional information.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Sentinel Government Securities Fund	Class A		Class C	CLASS I
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	2.25%		none	none
Maximum Deferred Sales Charge (Load)(as a percentage of purchase price or redemption proceeds, whichever is less)	none	[1]	1.00%	none
Redemption Fees (as a percentage of amounts redeemed or exchanged within 30 days)	none		none	none
[1]	You pay a deferred sales charge of 0.50% on certain redemptions of Class A shares made within twelve months of purchase if you bought them without an initial sales charge as part of an investment of $500,000 or more.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Sentinel Government Securities Fund	Class A	Class C	CLASS I
Management Fee	0.40%	0.40%	0.40%
Distribution and/or Service (12b-1) Fees	0.20%	1.00%	none
Other Expenses	0.21%	0.19%	0.17%
Total Annual Fund Operating Expenses	0.81%	1.59%	0.57%

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Expense Example Sentinel Government Securities Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	306	478	665	1,204
Class C	262	502	866	1,889
CLASS I	58	183	318	714

You would pay the following expenses if you did not redeem your shares:
Expense Example No Redemption (USD $)	1 Year	3 Years	5 Years	10 Years
Sentinel Government Securities Fund Class C	162	502	866	1,889

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year the Fund’s portfolio turnover rate was 581% of the average value of its portfolio.

Principal Investment Strategies

The Fund normally invests at least 80% of its net assets in U.S. government securities and related derivatives. Related derivatives include exchange-traded futures on U.S. Treasury notes and bonds, and options on these futures, and other derivatives intended to hedge interest rate risk, such as swaps, options on swaps, and interest rate caps and floors. The Fund invests mainly in U.S. government bonds. These bonds include direct obligations of the U.S. Treasury, obligations guaranteed by the U.S. government, and obligations of U.S. government agencies and instrumentalities. The Fund is not required, however, to invest set amounts in any of the various types of U.S. government securities. Sentinel will choose the types of U.S. government securities that it believes will provide capital preservation and the best return with the least risk in light of its analysis of current market conditions and its outlook for interest rates and the economy.

The Fund invests substantially in U.S. government mortgage-backed securities issued and/or guaranteed by the Federal National Mortgage Association (“FNMA” or “Fannie Mae”), the Federal Home Loan Mortgage Corporation (“FHLMC” or “Freddie Mac”) and the Government National Mortgage Association (“GNMA” or “Ginnie Mae”).

The Fund may attempt to hedge various risks, such as interest rate risk, using derivative instruments (e.g., futures and options on futures, swaps, options on swaps, and caps and floors), and may use derivative instruments for other investment purposes such as replicating permitted investments, as long as such investments do not have the effect of leveraging portfolio risks. The Fund is not required to use hedging and may choose not to do so.

The Fund may sell a security if the security is overvalued on a relative basis compared to other securities available in the market or for duration management purposes. The Fund may also sell a security to meet redemptions.

The Fund utilizes an active trading approach, which may result in portfolio turnover greater than 100%.

Principal Investment Risks

You could lose money by investing in the Fund. The following is a summary description of the principal risks of investing in the Fund:

•                  Derivatives Risk. Derivative investments involve counterparty risk (the risk that the counterparty of the derivative transaction will be unable to honor its financial obligation to the Fund), basis risk (the risk that the derivative instrument will not fully offset the underlying positions), and liquidity risk (the risk that the Fund cannot sell the derivative instrument because of an illiquid secondary market). In addition, the portfolio manager may incorrectly forecast the values of securities, currencies or interest rates or other economic factors in using derivatives for the Fund.

•                  General Fixed-Income Securities Risk. The market prices of bonds, including those issued by the U.S. government, go up as interest rates fall, and go down as interest rates rise. As a result, the net asset value of the shares of Funds holding bonds will fluctuate with conditions in the bond markets.

•                  Government Securities Risk. Economic, business, or political developments may affect the ability of government-sponsored guarantors to repay principal and to make interest payments on the securities in which the Fund invests. In addition, certain of these securities, including those issued or guaranteed by FNMA and FHLMC, are not backed by the full faith and credit of the U.S. government.

•        Mortgage-Backed Securities Risk. Mortgage-backed securities represent interests in “pools” of mortgages and are subject to certain additional risks. When interest rates rise, certain obligations will be paid off by the obligor more slowly than anticipated causing the value of these securities to fall. This is known as extension risk. In addition, adjustable and fixed rate mortgage-related securities are subject to prepayment risk. When interest rates decline, borrowers may pay off their mortgages sooner than expected. This can reduce the returns of the Fund because the Fund may have to reinvest that money at the lower prevailing interest rates. These securities also are subject to risk of default on the underlying mortgage, particularly during periods of economic downturn.

•                  Portfolio Turnover Risk. An active trading approach increases the Fund’s costs and may reduce the Fund’s performance. It may also increase the amount of capital gains tax that you have to pay on the Fund’s returns.

Performance

The following bar chart and table provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for 1, 5 and 10 years compare with those of broad measures of market performance. The bar chart shows changes in the Fund’s performance for Class A shares for each calendar year over a ten-year period. Sales charges are not reflected in the bar chart. If sales charges were reflected, returns would be less than those shown. However, the table includes, for share classes with a sales charge, the effect of the maximum sales charge, including any contingent deferred sales charge that would apply to a redemption at the end of the period. How the Fund performed in the past is not necessarily an indication of how the Fund will perform in the future. Updated information on the Fund’s results can be obtained by visiting www.sentinelinvestments.com.

Class A returns shown are based on the 2.25% maximum sales charge and are not adjusted to reflect a maximum 4% sales charge in effect from inception through April 10, 2005 and from June 1, 2006 through July 31, 2010, nor have they been adjusted to reflect the maximum sales charge of 2% in effect from April 11, 2005 to May 31, 2006. If they were, the returns would be lower. The Class C share returns prior to June 1, 2006 (the inception date for the Class C shares) are based on the returns of the Class A shares adjusted to reflect that Class C shares do not charge a front-end sales charge and adjusted for Class C’s estimated higher expenses. Class I share performance prior to May 4, 2007 (the inception date for the Class I shares) is based on the Fund’s Class A share performance, restated to reflect that Class I shares are offered without a sales charge.

Inception: 1986

Annual Total Return for Class A Shares (%) as of December 31

During the ten-year period shown in the above bar chart, the highest return for a quarter was 4.13% (quarter ended June 30, 2010) and the lowest return for a quarter was -1.09% (quarter ended June 30, 2007).

Average Annual Total Return (%) For the periods ended December 31, 2012
Average Annual Returns Sentinel Government Securities Fund		Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years
Class A		1.20%	5.17%	4.76%
Class C		1.65%	4.80%	3.99%
CLASS I		3.69%	5.92%	5.15%
After Taxes on Distributions Class A		0.17%	3.46%	3.09%
After Taxes on Distributions and Sale of Fund Shares Class A	[1]	0.77%	3.42%	3.08%
Barclays US Government/Mortgage Backed Securities Index (Reflects no deduction for fees, expenses or taxes)	[2]	2.27%	5.46%	4.87%
Barclays US Government Bond Index (Reflects no deduction for fees, expenses or taxes)		2.02%	5.23%	4.66%
Barclays US Mortgage Backed Securities Index (Reflects no deduction for fees, expenses or taxes)		2.59%	5.67%	5.08%
[1]	Return after taxes on distributions and sale of fund shares may be higher than return before taxes and/or return after taxes on distributions when a net capital loss occurs upon the redemption of fund shares.
[2]	Effective March 30, 2013, the Fund replaced its primary benchmark index (Barclays US Government Bond Index) and secondary benchmark index (Barclays US Mortgage Backed Securities Index) with one index, the Barclays US Government/Mortgage Backed Securities Index, because the Fund believes this one index, which consists of the asset classes in which the Fund invests, is a more appropriate measure of the Fund's investment strategy.

After-tax returns are calculated using the historical highest applicable individual federal marginal income tax rates in effect during the relevant period and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown only for Class A shares and after-tax returns for other classes of shares will vary.